Financial Instruments - Derivative Hedging Activities (Details) € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 JPY (¥)	Mar. 31, 2020 JPY (¥) ¥ / $	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)
Cash flow hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional		¥ 60,000	$ 575		$ 575
Cash flow hedges | Interest rate risk | Forward interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional	¥ 2,000		1,500
Cash flow hedges | Interest rate risk | Currency and interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional	164,443	640,205
Carrying amount – liabilities	3,271	¥ 38,796
Cash flow hedges | Currency and interest rate risk | Currency and interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional | $			6,875		$ 1,125
Average rate of hedging instrument		0.03%			0.03%	0.03%
Average foreign exchange rate | ¥ / $		109.97
Net investment hedges | Currency and interest rate risk | Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Notional			8,819	€ 8,857	$ 12,415	€ 10,552
Net investment hedges | Currency and interest rate risk | Forward exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional			$ 3,291	€ 998
JPY | Cash flow hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	0	¥ 0
Carrying amount – liabilities	¥ 4,777	¥ 223
Average rate of hedging instrument	2.83%	0.68%	2.83%	2.83%	0.68%	0.68%
United States Dollar | Cash flow hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets		¥ 0
Carrying amount – liabilities		¥ 7,081
Average rate of hedging instrument		2.83%			2.83%	2.83%
United States Dollar | Cash flow hedges | Interest rate risk | Forward interest rate
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets		¥ 0
Carrying amount – liabilities		¥ 28,642
Average rate of hedging instrument		1.81%			1.81%	1.81%
United States Dollar | Cash flow hedges | Currency and interest rate risk | Currency and interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	¥ 1,506	¥ 87
Carrying amount – liabilities	¥ 58,293	560
United States Dollar | Cash flow hedges | Currency and interest rate risk | Currency and interest rate swaps | Maximum
Disclosure of detailed information about hedging instruments [line items]
Average rate of hedging instrument	1.80%		1.80%	1.80%
United States Dollar | Cash flow hedges | Currency and interest rate risk | Currency and interest rate swaps | Minimum
Disclosure of detailed information about hedging instruments [line items]
Average foreign exchange rate	107.63
United States Dollar | Net investment hedges | Currency and interest rate risk | Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	¥ 0	0
Carrying amount – liabilities	974,779	1,347,047
United States Dollar | Net investment hedges | Currency and interest rate risk | Forward exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	0
Carrying amount – liabilities	18,539
Euro | Cash flow hedges | Interest rate risk | Forward interest rate
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets		33
Carrying amount – liabilities		¥ 2,410
Average rate of hedging instrument		0.13%			0.13%	0.13%
Euro | Net investment hedges | Currency and interest rate risk | Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	0	¥ 0
Carrying amount – liabilities	1,149,950	¥ 1,257,492
Euro | Net investment hedges | Currency and interest rate risk | Forward exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	0
Carrying amount – liabilities	¥ 3,366